Stockholders' Equity - Schedule of Reserved Shares of Common Stock for Issuance (Details) shares in Thousands	Dec. 31, 2025 shares
Class Of Stock [Line Items]
Total reserved shares of common stock (in shares)	55,550
Equity Incentive Plan
Class Of Stock [Line Items]
Common stock awards granted under equity incentive plans (in shares)	11,429
2017 Employee Stock Purchase Plan
Class Of Stock [Line Items]
Common stock awards available for issuance (in shares)	5,089
2017 Equity Incentive Plan
Class Of Stock [Line Items]
Common stock awards available for issuance (in shares)	39,032